Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure
Tonnage taxes for the period	$ 332	$ 548	$ 417
Potential income tax in absence of exemption	$ 29	$ 0	$ 123